                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-3495

                           SCUDDER MONEY MARKET TRUST
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

                       345 Park Avenue, New York, NY 10154
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (212) 454-7190
                                                            --------------

                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        5/31

Date of reporting period:       11/30/2005

ITEM 1.  REPORT TO STOCKHOLDERS

Scudder Money Market Series

Scudder Institutional Shares

Semiannual Report to Shareholders

November 30, 2005

Scudder
Institutional Shares

Scudder Money Market Series

Scudder Institutional Funds Client Services
222 South Riverside Plaza, 33rd Floor
Chicago, Illinois 60606-5808

Telephone: 800 537 3177
E-mail: ifunds@scudder.com
Web site: moneyfunds.deam-us.db.com

Investment Manager
Deutsche Investment Management Americas Inc.

Distributor
Scudder Distributors, Inc.

Custodian
State Street Bank and Trust Company

Fund Accounting Agent
Scudder Fund Accounting Corporation

Transfer Agent and Dividend Disbursing Agent
Scudder Service Corporation

Legal Counsel
Ropes & Gray

For more information, call or write the Distributor at the address above.

—————————

Contents

Click Here Information About Your Fund's Expenses

Click Here Portfolio Summary

Click Here Investment Portfolio

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Click Here Other Information

Click Here Investment Management Agreement Approval

Click Here Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Please read this fund's prospectus for specific details regarding its risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Institutional Shares of the Fund limited these expenses; had it not done so, expenses would have been higher. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended November 30, 2005.

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended November 30, 2005
Actual Fund Return	Institutional Shares
Beginning Account Value 6/1/05	$ 1,000.00
Ending Account Value 11/30/05	$ 1,017.40
Expenses Paid per $1,000*	$ .71
Hypothetical 5% Fund Return	Institutional Shares
Beginning Account Value 6/1/05	$ 1,000.00
Ending Account Value 11/30/05	$ 1,024.37
Expenses Paid per $1,000*	$ .71

* Expenses are equal to the Fund's annualized expense ratio for the share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratio	Institutional Shares
Scudder Money Market Series	.14%

For more information, please refer to the Fund's prospectus.

Portfolio Summary November 30, 2005

Portfolio Composition	11/30/05	5/31/05

Certificates of Deposit and Bank Notes	31%	27%
Short Term Notes	28%	13%
Commercial Paper	15%	32%
Repurchase Agreements	9%	9%
Time Deposits	8%	13%
US Government Sponsored Agencies+	4%	3%
Promissory Notes	3%	2%
Master Notes	1%	1%
Funding Agreements	1%	—
	100%	100%
Weighted Average Maturity
Scudder Money Market Series	46 days	35 days
First Tier Retail Money Fund Average*	37 days	34 days

+ Not backed by the full faith and credit of the US Government

* The Fund is compared to its respective iMoneyNet Category: First Tier Institutional Money Fund Average — Category includes a widely-recognized composite of money market funds that invest in only first tier (highest rating) securities. Portfolio Holdings of First Tier funds include US Treasury, US Other, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier Commercial Paper, Floating Rate Notes and Asset Backed Commercial Paper.

Portfolio composition is subject to change. For more complete details about the Fund's holdings, see page 7. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to scudder.com and moneyfunds.deam-us.db.com on the 15th day of the following month.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of November 30, 2005 (Unaudited)

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 31.6%
Alliance & Leicester PLC:
3.8%, 12/13/2005	80,000,000	80,000,000
3.82%, 12/15/2005	70,000,000	69,999,730
Bank of Tokyo-Mitsubishi:
3.75%, 12/9/2005	150,000,000	150,000,000
4.34%, 1/27/2006	65,000,000	65,000,000
BNP Paribas, 3.82%, 12/15/2005	70,000,000	69,999,730
Calyon:
3.27%, 3/6/2006	20,000,000	20,000,000
3.678%, 6/2/2006	85,000,000	84,996,885
3.69%, 6/2/2006	40,000,000	40,000,000
Citibank, NA, 3.74%, 12/7/2005	200,000,000	200,000,000
Credit Agricole SA, 3.785%, 12/12/2005	140,000,000	140,000,000
Depfa Bank PLC, 3.22%, 2/6/2006	87,000,000	87,000,000
HBOS Treasury Services PLC:
3.23%, 2/14/2006	45,000,000	44,998,802
3.27%, 3/6/2006	70,000,000	70,000,000
3.8%, 7/10/2006	100,000,000	100,000,000
4.0%, 7/18/2006	25,000,000	25,000,000
Natexis Banque Populaires, 3.81%, 12/13/2005	99,000,000	99,000,000
Norddeutsch Landesbank Girozentrale:
3.75%, 12/8/2005	50,000,000	50,000,000
3.85%, 12/20/2005	87,000,000	87,000,000
Norinchukin Bank, 4.3%, 1/25/2006	200,000,000	200,000,000
Northern Rock PLC, 4.29%, 2/1/2006	40,000,000	40,000,000
Royal Bank of Canada, 4.05%, 7/24/2006	30,000,000	30,000,000
Royal Bank of Scotland PLC:
4.08%, 3/27/2006	100,000,000	100,000,000
4.75%, 12/4/2006	150,000,000	150,000,000
Societe Generale:
3.265%, 3/3/2006	85,000,000	85,000,000
4.03%, 12/30/2005	64,000,000	63,999,210
Toronto Dominion Bank:
3.75%, 5/16/2006	21,050,000	21,049,065
3.8%, 7/10/2006	130,000,000	130,000,000
3.815%, 6/16/2006	30,000,000	30,000,000
3.94%, 7/10/2006	60,000,000	60,003,389
3.94%, 7/24/2006	150,000,000	150,000,000
UniCredito Italiano SpA:
3.785%, 12/12/2005	140,000,000	140,000,000
3.8%, 6/15/2006	41,500,000	41,500,000
3.98%, 3/10/2006	100,000,000	100,000,000
4.29%, 2/1/2006	50,000,000	50,000,000
Wells Fargo Bank, NA, 4.03%, 12/6/2005	155,900,000	155,900,000
Total Certificates of Deposit and Bank Notes (Cost $3,030,446,811)		3,030,446,811

Commercial Paper** 16.6%
AB Spintab:
3.71%, 12/2/2005	125,000,000	124,987,118
3.765%, 12/13/2005	50,000,000	49,937,250
Atlantis One Funding Corp., 3.71%, 12/8/2005	75,000,000	74,945,896
CC (USA), Inc., 3.96%, 1/20/2006	100,800,000	100,245,600
Charta, LLC, 4.27%, 2/8/2006	40,000,000	39,672,633
Dresdner US Finance, Inc., 3.715%, 12/8/2005	130,000,000	129,906,093
Grampian Funding Ltd., 3.71%, 12/9/2005	191,000,000	190,842,531
Greyhawk Funding LLC, 4.26%, 1/24/2006	52,791,000	52,453,666
HBOS Treasury Services PLC, 3.745%, 12/12/2005	200,000,000	199,771,139
Irish Life and Permanent PLC, 3.75%, 12/13/2005	80,000,000	79,900,000
Jupiter Securitization Corp., 4.01%, 12/21/2005	35,878,000	35,798,072
K2 (USA) LLC:
3.715%, 12/9/2005	42,400,000	42,364,996
3.96%, 1/23/2006	31,500,000	31,316,355
Lake Constance Funding LLC:
3.71%, 12/2/2005	30,000,000	29,996,908
3.71%, 12/7/2005	46,000,000	45,971,557
3.79%, 12/6/2005	70,000,000	69,963,153
Mane Funding Corp., 4.22%, 1/23/2006	60,000,000	59,627,233
Perry Global Funding LLC:
Series A, 4.22%, 1/10/2006	50,000,000	49,765,556
Series A, 4.22%, 1/17/2006	75,000,000	74,586,792
Procter & Gamble Co., 4.02%, 12/2/2005	25,000,000	24,997,208
The Goldman Sachs Group, Inc., 3.185%, 3/3/2006	85,000,000	84,308,147
Total Commercial Paper (Cost $1,591,357,903)		1,591,357,903

Master Notes 1.4%
The Bear Stearns Companies, Inc., 4.15%*, 12/1/2005 (a) (Cost $135,000,000)	135,000,000	135,000,000

US Government Sponsored Agencies 4.7%
Federal Home Loan Bank, 3.75%, 7/13/2006	30,000,000	30,000,000
Federal National Mortgage Association:
3.15%, 2/8/2006	34,870,000	34,841,025
3.68%*, 12/9/2005	50,000,000	49,999,334
3.97%*, 9/7/2006	156,000,000	155,911,033
4.0%, 8/8/2006	36,000,000	36,000,000
4.05%, 8/14/2006	75,000,000	75,000,000
4.07%, 8/18/2006	60,000,000	60,000,000
7.17%, 6/27/2006	9,000,000	9,168,879
Total US Government Sponsored Agencies (Cost $450,920,271)		450,920,271

Funding Agreements 0.9%
New York Life Insurance Co., 3.994%*, 9/19/2006 (Cost $86,000,000)	86,000,000	86,000,000

Promissory Notes 1.7%
The Goldman Sachs Group, Inc.:
3.871%*, 6/23/2006	15,000,000	15,000,000
4.17%*, 2/16/2006	150,000,000	150,000,000
Total Promissory Notes (Cost $165,000,000)		165,000,000

Short Term Notes* 30.1%
Alliance & Leicester PLC, 4.08%, 12/1/2006	80,000,000	80,000,000
American Express Credit Corp.:
4.11%, 3/31/2006	40,000,000	40,008,993
4.21%, 1/23/2006	34,000,000	34,004,225
American Honda Finance Corp.:
3.758%, 9/12/2006	68,500,000	68,500,000
144A, 4.08%, 7/10/2006	70,000,000	70,000,000
Australia & New Zealand Banking Group Ltd., 4.15%, 6/23/2006	30,000,000	30,000,000
Bank One Corp., 3.98%, 9/15/2006	20,000,000	20,021,660
BMW US Capital LLC, 144A, 4.09%, 4/18/2006	45,000,000	45,000,000
BNP Paribas, 4.02%, 10/26/2006	89,000,000	89,000,000
Canadian Imperial Bank of Commerce, 3.63%, 9/15/2006	120,000,000	120,029,548
CIT Group, Inc., 4.268%, 4/19/2006	78,585,000	78,613,184
Citigroup, Inc., 4.01%, 3/20/2006	50,000,000	50,025,363
Commonwealth Bank of Australia, 4.0%, 8/24/2006	40,000,000	40,000,000
Credit Suisse:
3.93%, 9/26/2006	116,500,000	116,500,000
3.98%, 7/19/2006	100,000,000	100,003,898
4.02%, 9/26/2006	119,000,000	119,000,000
Depfa Bank PLC, 3.88%, 9/15/2009	92,000,000	92,000,000
Dexia Banque Belgique, 3.78%, 8/30/2006	70,000,000	69,989,609
Greenwich Capital Holdings, Inc.:
3.53%, 12/16/2005	60,000,000	60,000,000
4.04%, 5/30/2006	100,000,000	100,000,000
Harris Trust & Savings Bank, 4.07%, 2/2/2006	30,000,000	29,999,741
HSBC Bank USA, NA, 4.29%, 5/4/2006	100,000,000	100,019,700
HSBC Finance Corp.:
4.02%, 3/24/2006	115,000,000	115,000,000
4.18%, 10/19/2006	70,000,000	70,057,916
4.27%, 10/27/2006	122,000,000	122,071,300
International Business Machine Corp., 4.06%, 3/8/2006	50,000,000	50,000,000
Lehman Brothers Holdings, Inc., 4.2%, 12/23/2005	100,000,000	100,007,206
Merrill Lynch & Co., Inc.:
4.1%, 9/15/2006	70,000,000	70,000,000
4.12%, 1/4/2006	60,000,000	60,000,000
Metropolitan Life Global Funding I, 3.44%, 3/17/2006	30,000,000	30,004,246
Morgan Stanley, 4.11%, 7/10/2006	147,000,000	147,000,000
Natexis Banque Populaires, 4.16%, 1/9/2006	40,000,000	40,003,412
National City Bank of Cleveland, 4.09%, 9/1/2006	20,000,000	20,006,396
Nationwide Building Society, 144A, 4.26%, 7/28/2006	68,000,000	68,024,480
Skandinaviska Enskila Banken:
4.13%, 7/18/2006	55,000,000	55,000,000
4.18%, 11/22/2006	50,000,000	50,000,000
Societe Generale, 4.06%, 2/16/2006	25,000,000	24,998,686
Tango Finance Corp., 144A, 3.9%, 2/10/2006	25,000,000	24,999,526
The Goldman Sachs Group, Inc., 4.52%, 8/18/2006	50,000,000	50,069,378
UniCredito Italiano SpA:
3.74%, 9/8/2006	70,000,000	69,978,423
3.8%, 2/28/2006	34,000,000	33,996,871
Wells Fargo Bank, NA, 4.03%, 8/7/2006	135,000,000	134,988,525
Total Short Term Notes (Cost $2,888,922,286)		2,888,922,286

Time Deposit 8.0%
Fifth Third Bank, 4.05%, 12/1/2005	400,000,000	400,000,000
Societe Generale, 4.04%, 12/1/2005	225,000,000	225,000,000
Toronto Dominion Bank, 4.03%, 12/1/2005	140,000,000	140,000,000
Total Time Deposit (Cost $765,000,000)		765,000,000

Municipal Bonds and Notes*** 0.4%
Maryland, State Health & Higher Education Facilities Authority Revenue, Adventist, Series B, 4.1%, 11/1/2035, LaSalle Bank NA (b)	12,700,000	12,700,000
Texas, State Product Development Program, Series A, 4.05%, 6/1/2045	20,500,000	20,500,000
Texas, State Small Business, Series B, 4.05%, 6/1/2045	10,000,000	10,000,000
Total Municipal Bonds and Notes (Cost $43,200,000)		43,200,000

Repurchase Agreements 9.4%
Morgan Stanley & Co., Inc., 4.02%, dated 11/30/2005, to be repurchased at $550,061,417 on 12/1/2005 (d)	550,000,000	550,000,000
Morgan Stanley & Co., Inc., 4.04%, dated 11/30/2005, to be repurchased at $324,036,360 on 12/1/2005 (c)	324,000,000	324,000,000
State Street Bank & Trust Co., 3.75%, dated 11/30/2005, to be repurchased at $30,855,214 on 12/1/2005 (e)	30,852,000	30,852,000
Total Repurchase Agreements (Cost $904,852,000)		904,852,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $10,060,699,271)+	104.8	10,060,699,271
Other Assets and Liabilities, Net	(4.8)	(464,581,553)
Net Assets	100.0	9,596,117,718

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of November 30, 2005.

** Annualized yield at time of purchase; not a coupon rate.

*** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of November 30, 2005.

+ The cost for federal income tax purposes was $10,060,699,271.

(a) Reset date; not a maturity date.

(b) Security incorporates a letter of credit from a major bank.

(c) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

219,021,866	Federal National Mortgage Association	5.0-6.0	2/1/2034-11/1/2035	217,874,964
113,642,261	Federal Home Loan Mortgage Corp.	4.5-5.5	1/1/2019-11/1/2035	112,604,774
Total Collateral Value				330,479,738

(d) Collateralized by $570,923,000 US Treasury Bill, Zero Coupon, maturing on 5/4/2006 with a value of $561,000,353.

(e) Collateralized by $30,615,000 Federal National Mortgage Association, 5.25%, maturing on 6/15/2006 with a value of $31,471,271.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of November 30, 2005 (Unaudited)
Assets
Investments in securities, at amortized cost	$ 10,060,699,271
Cash	19,117
Interest receivable	47,125,777
Receivable for Fund shares sold	2,261,665
Other assets	602,200
Total assets	10,110,708,030
Liabilities
Payable for investments purchased	505,000,000
Dividends payable	5,327,535
Payable for Fund shares redeemed	2,754,247
Accrued management fee	945,128
Other accrued expenses and payables	563,402
Total liabilities	514,590,312
Net assets, at value	$ 9,596,117,718
Net Assets
Net assets consist of: Distributions in excess of net investment income	(3,935)
Accumulated net realized gain (loss)	(214,801)
Paid-in capital	9,596,336,454
Net assets, at value	$ 9,596,117,718

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of November 30, 2005 (Unaudited) (continued)
Net Asset Value

Prime Reserve Class AARP

Net Asset Value, offering and redemption price per share ($72,332,046 ÷ 72,416,553 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)

$ 1.00

Prime Reserve Class S

Net Asset Value, offering and redemption price per share ($38,907,354 ÷ 38,910,973 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)

$ 1.00

Premium Class AARP

Net Asset Value, offering and redemption price per share ($183,395,297 ÷ 183,394,736 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)

$ 1.00
Premium Class S Net Asset Value, offering and redemption price per share ($516,252,541 ÷ 516,311,159 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 1.00
Managed Shares Net Asset Value, offering and redemption price per share ($446,868,938 ÷ 447,016,673 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 1.00

Institutional Shares

Net Asset Value, offering and redemption price per share ($8,338,361,542 ÷ 8,338,364,770 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)

$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended November 30, 2005 (Unaudited)
Investment Income
Income: Interest	$ 218,683,749
Expenses: Management fee	15,256,553
Services to shareholders	426,949
Custodian and accounting fees	564,565
Auditing	24,569
Legal	125,420
Reports to shareholders	28,683
Registration fees	370,972
Trustees' fees and expenses	169,160
Other	240,859
Total expenses, before expense reductions	17,207,730
Expense reductions	(8,191,153)
Total expenses, after expense reductions	9,016,577
Net investment income	209,667,172
Net realized gain (loss) on investment transactions	30,445
Net increase (decrease) in net assets resulting from operations	$ 209,697,617

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended November 30, 2005 (Unaudited)	Year Ended May 31, 2005
Operations: Net investment income	$ 209,667,172	$ 225,006,701
Net realized gain (loss) on investment transactions	30,445	124
Net increase (decrease) in net assets resulting from operations	209,697,617	225,006,825
Distributions to shareholders from: Net investment income: Prime Reserve Class AARP	(1,193,240)	(1,422,737)
Prime Reserve Class S	(699,654)	(664,221)
Premium Class AARP	(2,940,661)	(3,060,907)
Premium Class S	(8,643,095)	(9,670,488)
Managed Shares	(7,109,760)	(8,297,880)
Institutional Shares	(189,085,295)	(201,954,701)
Fund share transactions: Proceeds from shares sold	56,735,591,711	117,268,703,821
Reinvestment of distributions	167,960,508	156,001,828
Cost of shares redeemed	(60,738,533,672)	(113,891,192,974)
Net increase (decrease) in net assets from Fund share transactions	(3,834,981,453)	3,533,512,675
Increase (decrease) in net assets	(3,834,955,541)	3,533,448,566
Net assets at beginning of period	13,431,073,259	9,897,624,693
Net assets at end of period (including distributions in excess of net investment income and undistributed net investment income of $3,935 and $598, respectively)	$ 9,596,117,718	$ 13,431,073,259

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Institutional Shares
Years Ended May 31,	2005[a]	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.017	.020	.010	.015	.026	.061
Distributions from net investment income	(.017)	(.020)	(.010)	(.015)	(.026)	(.061)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	1.74**	1.98	.99	1.50	2.64	6.24[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	8,338	12,214	8,646	9,261	3,919	7,169
Ratio of expenses before expense reductions (%)	.27*	.27	.34	.35	.35	.34
Ratio of expenses after expense reductions (%)	.14*	.13	.15	.15	.15	.15
Ratio of net investment income (%)	3.43*	1.99	.99	1.44	2.69	6.05

[a] For the six months ended November 30, 2005 (Unaudited).

[b] Total returns would have been lower had certain expenses not been reduced.

[c] Total return for the period ending May 31, 2001 includes the effect of a voluntary capital contribution from the Advisor; without this contribution the total return would have been lower.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder Money Market Series (the "Fund") is a diversified investment portfolio of Scudder Money Market Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options: Prime Reserve Class AARP, Prime Reserve Class S, Premium Class AARP, Premium Class S, Managed Shares and Institutional Shares. Shares of Class AARP are designed for members of AARP. Certain detailed information for Prime Reserve Class AARP, Prime Reserve Class S, Premium Class AARP, Premium Class S and Managed Shares is provided separately and is available upon request. Prime Reserve and Premium Class S shares are no longer available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At May 31, 2005, the Fund had a net tax basis capital loss carryforward of approximately $245,000, which may be applied against any realized net taxable gains of each succeeding year until fully utilized or until May 31, 2010, the expiration date, whichever occurs first.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.25% of average daily net assets for the Fund, computed and accrued daily and payable monthly. For the period June 1, 2005 through November 7, 2005, the Advisor agreed to voluntarily waive 0.13% of its investment management fee, for the period November 8, 2005 through November 30, 2005, the Advisor agreed to voluntarily waive 0.16% of its investment management fee for the Fund. Accordingly, for the six months ended November 30, 2005, the Advisor waived a portion of its management fees pursuant to the Management Agreement aggregating $8,126,604 and the amount charged aggregated $7,129,949, which was equivalent to an annualized effective rate of .12% of the Fund's average daily net assets.

Effective October 1, 2003 through September 30, 2006, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the operating expenses of each class at 0.50%, 0.50%, 0.50%, 0.50%, 0.20% and 0.15% of average daily net assets for Prime Reserve Class AARP, Prime Reserve Class S, Premium Class AARP, Premium Class S, Managed Shares and Institutional Shares, respectively, (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and trustee and trustee counsel fees).

Service Provider Fees. Scudder Service Corporation ("SSC"), a subsidiary of the Advisor, is the transfer, shareholder service agent and dividend-paying agent for the Fund. Pursuant to a sub-transfer agency agreement between SSC and DST Systems, Inc. ("DST"), SSC has delegated certain transfer agent and dividend-paying agent functions to DST. The costs and expenses of such delegation are borne by SSC, not by the Fund. For the six months ended November 30, 2005, the amounts charged to the Fund by SSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at November 30, 2005
Prime Reserve Class AARP	$ 53,490	$ 20,763
Prime Reserve Class S	28,910	8,250
Premium Class AARP	49,052	17,595
Premium Class S	91,890	36,040
Managed Shares	29,658	10,670
Institutional Shares	29,871	9,226
	$ 282,871	$ 102,544

Scudder Fund Accounting Corporation ("SFAC"), an affiliate of the Advisor, is responsible for computing the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. SFAC has retained State Street Bank and Trust Company to provide certain administrative, fund accounting and record-keeping services to the Fund. For the six months ended November 30, 2005, the amount charged to the Fund by SFAC for accounting services aggregated $274,219, of which $28,988 is unpaid at November 30, 2005.

Typesetting and Filing Service Fees. Under an agreement with DeIM, the Advisor is compensated for providing typesetting and regulatory filing services to the Fund. For the six months ended November 30, 2005, the amount charged to the Fund by DeIM included in the reports to shareholders aggregated $21,470, all of which is unpaid at November 30, 2005.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Other Related Parties. AARP through its affiliate, AARP Services, Inc., monitors and oversees the AARP Investment Program from Scudder Investments, but does not act as an investment advisor or recommend specific mutual funds. DeIM has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in Prime and Premium AARP Class shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by DeIM. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% of the first $6 billion in net assets, 0.06% for the next $10 billion and 0.05% thereafter. These amounts are used for the general purposes of AARP and its members.

C. Expense Reductions

For the six months ended November 30, 2005, the Advisor has agreed to reimburse the Fund $64,080, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

In addition, the Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. During the six months ended November 30, 2005, the custodian fees were reduced by $469 for custodian credits earned.

D. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a  $1.1 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended November 30, 2005		Year Ended May 31, 2005
	Shares	Dollars	Shares	Dollars
Shares sold
Prime Reserve Class AARP	10,546,553	$ 10,546,553	20,822,195	$ 20,822,195
Prime Reserve Class S	23,842,546	23,842,546	29,688,889	29,688,889
Premium Class AARP	50,919,628	50,919,628	87,238,847	87,238,847
Premium Class S	165,020,401	165,020,401	278,623,536	278,623,536
Managed	536,906,417	536,906,417	985,621,508	985,621,508
Institutional	55,948,356,166	55,948,356,166	115,866,708,846	115,866,708,846
		$ 56,735,591,711		$ 117,268,703,821
Shares issued to shareholders in reinvestment of distributions
Prime Reserve Class AARP	1,125,349	$ 1,125,349	1,338,993	$ 1,338,993
Prime Reserve Class S	664,186	664,186	646,261	646,261
Premium Class AARP	2,756,686	2,756,686	2,875,003	2,875,003
Premium Class S	7,898,568	7,898,568	8,827,720	8,827,720
Managed	1,431,570	1,431,570	1,726,117	1,726,118
Institutional	154,084,149	154,084,149	140,587,733	140,587,733
		$ 167,960,508		$ 156,001,828
Shares redeemed
Prime Reserve Class AARP	(13,241,761)	$ (13,241,761)	(34,324,986)	$ (34,324,986)
Prime Reserve Class S	(33,237,121)	(33,237,121)	(21,177,374)	(21,177,374)
Premium Class AARP	(37,523,795)	(37,523,795)	(86,618,085)	(86,618,085)
Premium Class S	(155,711,850)	(155,711,850)	(300,684,114)	(300,684,114)
Managed	(521,140,199)	(521,140,199)	(1,008,991,861)	(1,008,991,861)
Institutional	(59,977,678,946)	(59,977,678,946)	(112,439,396,554)	(112,439,396,554)
		$ (60,738,533,672)		$ (113,891,192,974)
Net increase (decrease)
Prime Reserve Class AARP	(1,569,859)	$ (1,569,859)	(12,163,798)	$ (12,163,798)
Prime Reserve Class S	(8,730,389)	(8,730,389)	9,157,776	9,157,776
Premium Class AARP	16,152,519	16,152,519	3,495,765	3,495,765
Premium Class S	17,207,119	17,207,119	(13,232,858)	(13,232,858)
Managed	17,197,788	17,197,788	(21,644,236)	(21,644,235)
Institutional	(3,875,238,631)	(3,875,238,631)	3,567,900,025	3,567,900,025
		$ (3,834,981,453)		$ 3,533,512,675

F. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. The funds' advisors have been cooperating in connection with these inquiries and are in discussions with these regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Based on currently available information, however, the funds' investment advisors believe the likelihood that the pending lawsuits and any regulatory settlements will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

G. Subsequent Events

On December 31, 2005, the contractual relationship between Scudder Investments and AARP came to an end. As a result, the funds will no longer be part of the AARP Investment Program and the AARP name and logo will be phased out in early 2006. In addition, effective February 6, 2006, Scudder Investments will change its name to DWS Scudder and the Scudder funds will be renamed DWS funds. The DWS Scudder name represents the alignment of Scudder with all of Deutsche Bank's mutual fund operations around the globe. On February 6, 2006, the funds will be listed as part of the DWS fund family under the letter "D" and still listed under the AARP share class in the mutual fund listing section of the newspapers. In addition, the Web site for all Scudder funds will change to www.dws-scudder.com. The Web site address aarp.scudder.com will also be available through April 30, 2006.

Other Information

Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — scudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Investment Management Agreement Approval

The Fund's Trustees approved the continuation of the Fund's current investment management agreement with DeIM in September 2005.

In terms of the process the Trustees followed prior to approving the contract, shareholders should know that:

At present time, all of your Fund's Trustees — including the chair of the board — are independent of DeIM and its affiliates.

The Trustees meet frequently to discuss fund matters. Each year, the Trustees dedicate part or all of several meetings to contract review matters.

The Trustees regularly meet privately with their independent counsel (and, as needed, other advisors) to discuss contract review and other matters.

DeIM and its predecessors (Deutsche Bank acquired Scudder in 2002) have managed the Fund since inception, and the Trustees believe that a long-term relationship with a capable, conscientious advisor is in the best interest of shareholders. As you may know, DeIM is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Trustees believe that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

Shareholders may focus primarily on fund performance and fees, but the Fund's Trustees consider these and many other factors, including the quality and integrity of DeIM's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures. The Trustees note approvingly that DeIM has worked with them to implement new, forward-looking policies and procedures in many important areas, such as those involving brokerage commissions and so-called "soft dollars", even when not obligated to do so by law or regulation.

In determining to approve the continuation of the Fund's current investment management agreement, the Board considered factors that it believes relevant to the interests of Fund shareholders, including:

The investment management fee schedule for the Fund, including (i) comparative information provided by Lipper regarding investment management fee rates paid to other investment advisors by similar funds and (ii) fee rates paid to DeIM by similar funds and institutional accounts advised by DeIM. With respect to management fees paid to other investment advisors by similar funds, the Trustees noted that the fee rates paid by the Fund (Institutional Class shares) were higher than the median (3rd quartile) of the applicable Lipper universe as of December 31, 2004. The Board gave only limited consideration to fees paid by similar institutional accounts advised by DeIM, in light of the material differences in the scope of services provided to mutual funds as compared to those provided to institutional accounts. Taking into account the foregoing, the Board concluded that the fee schedule in effect for the Fund represents reasonable compensation in light of the nature, extent and quality of the investment services being provided to the Fund.

The extent to which economies of scale would be realized as the Fund grows. The Board noted that the Fund's management fee does not contain breakpoints and determined that, at the present time and at current asset levels and management fee rates, fee breakpoints are not warranted. The Board continues to monitor the Fund's management fees and asset levels to determine if any breakpoints are appropriate.

The total operating expenses of the Fund, including relative to the Fund's peer group as determined by Lipper. In this regard, the Board noted that the total expenses of the Fund (Institutional Class shares) for the year ending December 31, 2004 were lower than the median (1st quartile) of the applicable Lipper universe. The Board also considered that the various expense limitations agreed to by DeIM effectively limit the ability of the Fund to experience a material increase in total expenses prior to the Board's next annual review of the Fund's contractual arrangements, and also serve to ensure that the Fund's total operating expenses would be competitive relative to the applicable Lipper universe.

The investment performance of the Fund and DeIM, both absolute and relative to various benchmarks and industry peer groups. The Board noted that for the one-, three- and five-year periods ended June 30, 2005, the Fund's performance (Institutional Class shares) was in the 1st quartile of the applicable iMoneyNet universe for each of the one-, three- and five-year periods. The Board also observed that the Fund has outperformed its benchmark in each of the one-, three- and five-year periods ended June 30, 2005. The Board recognized that DeIM has made significant changes in its investment personnel and processes in recent years in an effort to improve long-term performance.

The nature, extent and quality of the advisory services provided by DeIM. The Board considered extensive information regarding DeIM, including DeIM's personnel (including particularly those personnel with responsibilities for providing services to the Fund), resources, policies and investment processes. The Board also considered the terms of the current investment management agreement, including the scope of services provided under the agreement. In this regard, the Board concluded that the quality and range of services provided by DeIM have benefited and should continue to benefit the Fund and its shareholders.

The costs of the services to, and profits realized by, DeIM and its affiliates from their relationships with the Fund. The Board reviewed information concerning the costs incurred and profits realized by DeIM during 2004 from providing investment management services to the Fund (and, separately, to the entire Scudder fund complex), and reviewed with DeIM the cost allocation methodology used to determine DeIM's profitability. In analyzing DeIM's costs and profits, the Board also reviewed the fees paid to and services provided by DeIM and its affiliates with respect to administrative services, fund accounting, shareholder servicing and distribution (including fees paid pursuant to 12b-1 plans). As part of this review, the Board considered information provided by an independent accounting firm engaged to review DeIM's cost allocation methodology and calculations. The Board concluded that the Fund's investment management fee schedule represented reasonable compensation in light of the costs incurred by DeIM and its affiliates in providing services to the Fund. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited, Deutsche Asset Management's overall profitability with respect to the Scudder fund complex (after taking into account distribution and other services provided to the funds by DeIM and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

The practices of DeIM regarding the selection and compensation of brokers and dealers executing portfolio transactions for the Fund, including DeIM's soft dollar practices. In this regard, the Board observed that DeIM had voluntarily terminated the practice of allocating brokerage commissions to acquire research services from third-party service providers. The Board indicated that it would continue to monitor the allocation of the Fund's brokerage to ensure that the principle of "best price and execution" remains paramount in the portfolio trading process.

DeIM's commitment to and record of compliance, including its written compliance policies and procedures. In this regard, the Board considered DeIM's commitment to indemnify the Fund against any costs and liabilities related to lawsuits or regulatory actions making allegations regarding market timing, revenue sharing, fund valuation or other subjects arising from or relating to pending regulatory inquiries. The Board also considered the significant attention and resources dedicated by DeIM to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of DeIM's chief compliance officer, who reports to the Board, (ii) the large number of compliance personnel who report to DeIM's chief compliance officer; and (iii) the substantial commitment of resources by Deutsche Asset Management to compliance matters.

Deutsche Bank's commitment to restructuring and growing its US mutual fund business. The Board considered recent and ongoing efforts by Deutsche Bank to restructure its US mutual fund business to improve efficiency and competitiveness and to reduce compliance and operational risk. The Board considered assurances received from Deutsche Bank that it would commit the resources necessary to maintain high quality services to the Fund and its shareholders while various organizational initiatives are being implemented. The Board also considered Deutsche Bank's strategic plans for investing in the growth of its US mutual fund business, the potential benefits to Fund shareholders and Deutsche Bank's management of the DWS fund group, one of Europe's most successful fund groups.

Based on all of the foregoing, the Board determined to continue the Fund's current investment management agreement, and concluded that the continuation of such agreement was in the best interests of the Fund's shareholders.

In reaching this conclusion the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, many of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the current agreement.

Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

September 2005

Notes

ITEM 2.         CODE OF ETHICS.

                Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8.         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 9.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 10.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Committee on Independent Trustees/Directors selects and nominates
Independent Trustees/Directors. Fund shareholders may also submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to: c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL
33910.

ITEM 11.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                  Scudder Money Market Series (Institutional Shares),
                             a series of Scudder Money Market Trust

By:                          /s/Vincent J. Esposito
                             -------------------------
                             Vincent J. Esposito
                             President

Date:                        January 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                  Scudder Money Market Series (Institutional Shares),
                             a series of Scudder Money Market Trust

By:                                 /s/Vincent J. Esposito
                             -------------------------
                                    Vincent J. Esposito
                                    President

Date:                               January 23, 2006

By:                                 /s/Paul Schubert
                             -------------------------
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               January 23, 2006